Application of new and revised IFRS as issued by the IASB (Details)	12 Months Ended
Dec. 31, 2019
IFRS 16
IFRS Statement [Line Items]
Title of new IFRS	IFRS 16 "Leases"
Date by which application of new IFRS is required	Jan. 01, 2019
IFRIC 23 "Uncertainty over Income Tax Treatments"
IFRS Statement [Line Items]
Title of new IFRS	IFRIC 23 "Uncertainty over Income Tax Treatments"
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 9 "Prepayment Features with Negative Compensation"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 9 "Prepayment features with negative compensation"
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IAS 28 "Long-term Interests in Associates and Joint Ventures"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 28 "Long-term interests in associates and joint ventures"
Date by which application of new IFRS is required	Jan. 01, 2019
Annual Improvements to IFRS 20152017 Cycle
IFRS Statement [Line Items]
Title of new IFRS	Annual Improvements to IFRS Standards 2015–2017 Cycle
Date by which application of new IFRS is required	Jan. 01, 2019
Amendments to IFRS 3 "Definition of a Business"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 3 "Definition of a Business"
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IAS 1 and IAS 8 "Definition of Material"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 1 and IAS 8 "Definition of Material"
Date by which application of new IFRS is required	Jan. 01, 2020
Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture"
Determination Subject To IASB Approval	Effective date to be determined by IASB
Amendments to IAS 19 "Plan Amendment, Curtailment or Settlement"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IAS 19 "Plan Amendment, Curtailment or Settlement"
Date by which application of new IFRS is required	Jan. 01, 2019
IFRS 17 "Insurance Contracts"
IFRS Statement [Line Items]
Title of new IFRS	IFRS 17 "Insurance Contracts"
Date by which application of new IFRS is required	Jan. 01, 2021
Amendments to IFRS 9, IAS39 and IFRS7 "Interest Rate Benchmark Reform"
IFRS Statement [Line Items]
Title of new IFRS	Amendments to IFRS 9, IAS39 and IFRS7 "Interest Rate Benchmark Reform"
Date by which application of new IFRS is required	Jan. 01, 2020
Classification of Liabilities as Current or Non-current
IFRS Statement [Line Items]
Title of new IFRS	Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
Date by which application of new IFRS is required	Jan. 01, 2022